Quarterly Holdings Report
for
Fidelity® Maryland Municipal Income Fund
May 31, 2025
SMD-NPRT3-0725
1.802198.121
Municipal Securities - 95.9%
	Principal Amount (a)	Value ($)
District Of Columbia,Maryland,Virginia - 3.9%
Special Tax - 3.9%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2033	2,000,000	2,047,911
Washington Metropolitan Area Transit Authority Series 2021 A, 3% 7/15/2036	400,000	354,384
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	3,350,000	3,381,722
		5,784,017
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		5,784,017
Maryland - 90.9%
Education - 5.4%
Maryland Economic Dev Corp St (Morgan State Univ MD Academic & Aux Facs Fees Rev Proj.) 5.75% 7/1/2053	1,000,000	1,036,354
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2026	350,000	354,046
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2036	500,000	502,666
Maryland Economic Dev Corp St (Umbc Stud Hsg Proj.) 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	350,000	355,921
Maryland Economic Dev Corp St (Umbc Stud Hsg Proj.) 5% 7/1/2029 (Assured Guaranty Municipal Corp Insured)	700,000	710,933
Maryland Economic Dev Corp St (Umd Stud Hsg Proj.) 5% 6/1/2043 (Assured Guaranty Municipal Corp Insured)	575,000	575,365
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	1,000,000	1,000,121
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2039	475,000	424,423
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2040	500,000	439,226
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2055	500,000	393,452
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2026	300,000	303,538
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2027	205,000	207,353
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2028	310,000	313,451
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2029	350,000	353,516
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2031	1,000,000	1,013,344
		7,983,709
General Obligations - 29.9%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,300,000	1,139,882
Anne Arundel Cnty MD Gen. Oblig. Series 2025, 5% 10/1/2045	1,000,000	1,050,990
Baltimore Cnty MD 5% 3/1/2041	1,500,000	1,614,605
Baltimore Cnty MD Gen. Oblig. Series 2017, 5% 11/1/2028	250,000	268,039
Baltimore Cnty MD Gen. Oblig. Series 2019, 4% 11/1/2033	1,805,000	1,836,514
Baltimore Cnty MD Gen. Oblig. Series 2019, 5% 3/1/2032	20,000	21,388
Baltimore Cnty MD Gen. Oblig. Series 2020, 5% 3/1/2028	555,000	587,979
Baltimore Cnty MD Gen. Oblig. Series 2020, 5% 3/1/2031	10,000	10,899
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	1,000,000	889,399
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2039	3,220,000	2,729,137
Baltimore Cnty MD Gen. Oblig. Series 2024A, 5% 7/1/2027	1,790,000	1,870,709
Baltimore Cnty MD Gen. Oblig. Series 2024A, 5% 7/1/2028	1,000,000	1,066,036
Baltimore Cnty MD Series 2019, 5% 3/1/2026	800,000	812,634
Baltimore Cnty MD Series 2024, 5% 2/1/2041	100,000	107,263
Charles Cnty MD Gen. Oblig. Series 2017, 2.8% 10/1/2031	1,105,000	1,051,920
Charles Cnty MD Gen. Oblig. Series 2017, 2.9% 10/1/2032	2,035,000	1,928,596
Charles Cnty MD Gen. Oblig. Series 2020, 1.625% 10/1/2033	2,505,000	2,024,962
City of Baltimore MD Gen. Oblig. Series 2020A, 4% 10/15/2033	2,005,000	2,042,365
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2036	1,565,000	1,706,704
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2037	15,000	16,227
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	2,000,000	1,595,670
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.75% 10/1/2037	2,000,000	1,439,204
Harford Cnty MD Series 2018, 2.85% 9/15/2031	1,820,000	1,740,638
Harford Cnty MD Series 2018, 2.95% 9/15/2032	1,045,000	995,543
Harford Cnty MD Series 2018, 3.05% 9/15/2034	260,000	243,730
Harford Cnty MD Series 2018, 3.15% 9/15/2036	670,000	613,504
Howard Cnty MD 5% 8/15/2036	490,000	548,578
Howard Cnty MD 5% 8/15/2037	545,000	604,091
Howard Cnty MD Hsg Comm Lease Rev (Howard Cnty MD Proj.) 2% 6/1/2039	755,000	531,953
Maryland St Stad Auth Lease Rv (State of Maryland Proj.) Series 2019 C, 3% 12/15/2034	545,000	498,874
Montgomery Cnty MD Gen. Oblig. Series 2019 A, 4% 11/1/2033	3,000,000	3,052,377
Prince Georges County MD Gen. Oblig. Series 2017 A, 5% 9/15/2026	955,000	981,702
Prince Georges County MD Gen. Oblig. Series 2018 A, 5% 7/15/2027	760,000	794,870
Prince Georges County MD Gen. Oblig. Series 2020 A, 5% 7/15/2034	1,010,000	1,059,075
Prince Georges County MD Gen. Oblig. Series 2020 B, 5% 9/15/2028	480,000	513,665
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	1,000,000	806,772
Prince Georges County MD Series 2019 A, 5% 7/15/2028	285,000	304,112
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 4% 10/1/2039	1,205,000	1,143,700
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 4% 10/1/2040	1,255,000	1,189,012
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) Series 2018, 5% 10/1/2048	2,100,000	2,115,374
Salisbury MD Gen. Oblig. 3% 9/1/2030	305,000	294,387
State of Maryland Gen. Oblig. Series 2016, 3% 6/1/2031	1,085,000	1,052,000
		44,895,079
Health Care - 21.6%
Baltimore Cnty MD Crest Vlg (Oak Crest Village Inc Proj.) 4% 1/1/2045	1,750,000	1,502,648
Baltimore Cnty MD Crest Vlg (Oak Crest Village Inc Proj.) 4% 1/1/2050	2,400,000	1,965,435
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2032	700,000	701,605
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2033	1,200,000	1,197,513
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2035	1,230,000	1,209,254
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2037	1,500,000	1,441,319
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2020, 4% 7/1/2045	750,000	648,834
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2020, 4% 7/1/2050	1,000,000	827,470
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2039	1,000,000	1,021,939
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 2.5% 7/1/2051	5,000,000	3,005,164
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	1,000,000	677,253
Maryland St Hlth & HI Ed Facs (Adventist Health Mid Atlantic Proj.) 5.5% 1/1/2031	1,500,000	1,534,182
Maryland St Hlth & HI Ed Facs (Lifebridge Health Proj.) Series 2016, 5% 7/1/2031	500,000	508,689
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2028	520,000	530,998
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2030	850,000	863,382
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2031	1,400,000	1,420,544
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2032	290,000	293,850
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2013B, 5% 8/15/2038	2,000,000	2,000,382
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2015, 4% 8/15/2045	250,000	219,068
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	2,175,000	1,959,728
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2033	1,325,000	1,325,789
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2034	1,200,000	1,200,622
Maryland St Hlth & HI Ed Facs (Tidalhealth Proj.) 5% 7/1/2034	1,000,000	1,036,090
Maryland St Hlth & HI Ed Facs (Tidalhealth Proj.) 5% 7/1/2035	1,000,000	1,032,658
Maryland St Hlth & HI Ed Facs (Univ of Maryland Med Sys, MD Proj.) 5% 7/1/2031	2,200,000	2,202,348
Maryland St Hlth & HI Ed Facs (UPMC Proj.) 5% 4/15/2034	1,010,000	1,061,103
Maryland St Hlth & HI Ed Facs (UPMC Proj.) 5% 4/15/2035	1,000,000	1,045,978
		32,433,845
Housing - 5.6%
Maryland Community Development Administration (Residential Revenue Bonds Proj) 5% 3/1/2030	700,000	734,097
Maryland Community Development Administration (Residential Revenue Bonds Proj) 5% 3/1/2031	1,150,000	1,206,850
Maryland Community Development Administration (Residential Revenue Bonds Proj) 5% 9/1/2029	550,000	582,557
Maryland Community Development Administration (Residential Revenue Bonds Proj) Series 2021 B, 3% 9/1/2051	1,010,000	987,208
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	685,000	681,842
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	375,000	375,545
Maryland Community Development Administration Series 2020 A, 2.5% 9/1/2040	1,000,000	736,377
Maryland Community Development Administration Series 2020 A, 2.6% 3/1/2042	3,490,000	2,557,212
Montgomery Cnty MD Hsg Opptys Commn Rev Series 2023 C, 5.75% 1/1/2058	500,000	532,189
		8,393,877
Special Tax - 9.8%
Baltimore Hotel Corp 5% 9/1/2032	1,500,000	1,512,783
City of Baltimore MD (Baltimore Tif Res Ph1 Proj.) 5% 9/1/2038	1,650,000	1,647,502
Maryland St Dept Transn Cons Series 2019, 2.125% 10/1/2031	690,000	615,687
Maryland St Dept Transn Cons Series 2019, 2.5% 10/1/2033	770,000	682,296
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	2,225,000	1,817,940
Maryland St Dept Transn Cons Series 2021 A, 3% 10/1/2032	740,000	707,824
Maryland St Stad Auth Rev (MD Stadium Auth Baltimore City Sch Proj.) Series 2016, 5% 5/1/2030	1,715,000	1,740,629
Maryland St Stad Auth Rev (MD Stadium Auth Baltimore City Sch Proj.) Series 2018 A, 5% 5/1/2036	1,580,000	1,637,190
State of Maryland Built to Learn Revenue Series 2021, 2.75% 6/1/2051	1,000,000	646,434
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	1,000,000	888,721
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2051	1,000,000	872,940
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2036	1,875,000	1,882,203
		14,652,149
Transportation - 9.7%
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 6/30/2037 (b)	2,465,000	2,512,876
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5.25% 6/30/2055 (b)	1,000,000	977,275
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (b)	2,005,000	1,673,860
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2046 (b)	2,000,000	1,984,183
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2029	1,850,000	1,914,708
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2019 A, 5% 6/1/2044 (b)	500,000	483,323
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2019 A, 5% 6/1/2049 (b)	1,000,000	936,947
Maryland St Transn Auth Transn 2.5% 7/1/2047	2,000,000	1,291,043
Maryland St Transn Auth Transn 3% 7/1/2037	1,620,000	1,413,871
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2027 (b)	200,000	205,492
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2028 (b)	630,000	654,723
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2029 (b)	585,000	613,481
		14,661,782
Water & Sewer - 8.9%
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2014C, 5% 7/1/2034	1,285,000	1,286,227
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2022A, 5% 7/1/2029	500,000	538,515
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2014A, 5% 7/1/2033	3,000,000	3,003,087
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 D, 5% 7/1/2031	5,260,000	5,387,175
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2030	310,000	337,752
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2050	2,490,000	2,520,996
Baltimore MD Proj Rev Series 2019A, 5% 7/1/2031	250,000	267,636
		13,341,388
TOTAL MARYLAND		136,361,829
Puerto Rico - 0.7%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (c)	505,310	341,896
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	55,000	56,443
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	185,000	193,836
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	445,000	476,140
		1,068,315
TOTAL PUERTO RICO		1,068,315
Virgin Islands - 0.4%
Transportation - 0.4%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033 (d)	275,000	300,343
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2042 (d)	430,000	440,254
		740,597
TOTAL VIRGIN ISLANDS		740,597
TOTAL MUNICIPAL SECURITIES (Cost $150,296,336)		143,954,758

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (e)(f) (Cost $5,037,238)	2.43	5,036,231	5,037,238

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $155,333,574)	148,991,996
NET OTHER ASSETS (LIABILITIES) - 0.7%	1,046,292
NET ASSETS - 100.0%	150,038,288

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	9,404,253	25,000,260	29,367,275	121,166	-	-	5,037,238	5,036,231	0.1%
Total	9,404,253	25,000,260	29,367,275	121,166	-	-	5,037,238

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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